John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway
Leawood, KS 66221
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

May 30, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:    Proxy Statement on Schedule 14A for World Funds Trust (the “Trust”) (File Nos. 811-22172 and 333-148723)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, on behalf of its series B. Riley Diversified Equity Fund (the “Fund”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on a proposal to approve an investment advisory agreement with respect to the Fund between B. Riley Asset Management, LLC and the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively